Segment information (Details 2) - ARS ($) $ in Millions	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Statement [Line Items]
Revenues	$ 711,373	$ 707,412	$ 767,704
Gross profit / (loss)	291,553	264,792	340,098
Other operating results, net	21,374	(33,118)	(6,131)
Segment profit / (loss)	93,980	290,458	504,586
Property, plant and equipment	510,482	540,773
Investment in associates and joint ventures	137,602	147,424
Operations Center in Argentina [Member] | Total [Member]
Statement [Line Items]
Revenues	270,550	268,627	204,987
Costs	48,891	49,365	42,851
Gross profit / (loss)	221,659	219,262	162,136
Net (loss) / gain from fair value adjustment of investment properties	(341,584)	(190,751)	102,522
General and administrative expenses	(51,453)	(72,549)	(42,987)
Selling expenses	17,491	16,860	17,958
Other operating results, net	(7,014)	(27,061)	225
Profit / (loss) from operations	(195,883)	(87,959)	203,938
Share of loss of associates and joint ventures	33,760	14,449	3,732
Segment profit / (loss)	(162,123)	(73,510)	207,670
Property, plant and equipment	1,743,991	2,147,337	2,389,756
Investment in associates and joint ventures	17,215	71,987	98,764
Other reportable assets	124,373	106,622	92,733
Reportable assets	58,534	33,022	29,356
Investment and trading properties	1,944,113	2,358,968	2,610,609
Operations Center in Argentina [Member] | Shopping Malls [Member]
Statement [Line Items]
Revenues	179,650	176,246	138,836
Costs	10,714	11,937	11,974
Gross profit / (loss)	168,936	164,309	126,862
Net (loss) / gain from fair value adjustment of investment properties	(14,936)	(41,496)	4,429
General and administrative expenses	(21,608)	(24,826)	(22,923)
Selling expenses	9,007	8,055	6,784
Other operating results, net	(2,840)	(2,173)	(1,137)
Profit / (loss) from operations	120,545	87,759	100,447
Share of loss of associates and joint ventures	0	0	0
Segment profit / (loss)	120,545	87,759	100,447
Investment and trading properties	690,300	694,077	735,027
Property, plant and equipment	2,176	2,173	2,090
Investment in associates and joint ventures	0	0	0
Other reportable assets	934	1,471	1,490
Reportable assets	693,410	697,721	738,607
Operations Center in Argentina [Member] | Offices [Member]
Statement [Line Items]
Revenues	16,243	17,031	24,357
Costs	1,182	1,408	2,347
Gross profit / (loss)	15,061	15,623	22,010
Net (loss) / gain from fair value adjustment of investment properties	(69,585)	(18,409)	(42,162)
General and administrative expenses	(2,062)	(3,102)	(3,052)
Selling expenses	180	383	625
Other operating results, net	(63)	(256)	(184)
Profit / (loss) from operations	(56,829)	(6,527)	(24,013)
Share of loss of associates and joint ventures	0	0	0
Segment profit / (loss)	(56,829)	(6,527)	(24,013)
Investment and trading properties	303,571	435,399	535,512
Property, plant and equipment	324	13,186	33,455
Investment in associates and joint ventures	0	0	0
Other reportable assets	708	1,271	1,274
Reportable assets	304,603	449,856	570,241
Operations Center in Argentina [Member] | Sales and developments [Member]
Statement [Line Items]
Revenues	9,246	16,280	5,975
Costs	5,344	4,952	4,653
Gross profit / (loss)	3,902	11,328	1,322
Net (loss) / gain from fair value adjustment of investment properties	(256,774)	(130,426)	139,774
General and administrative expenses	(8,810)	(9,511)	(8,474)
Selling expenses	3,236	4,172	7,385
Other operating results, net	(3,805)	(3,284)	(384)
Profit / (loss) from operations	(268,723)	(136,065)	124,853
Share of loss of associates and joint ventures	0	0	0
Segment profit / (loss)	(268,723)	(136,065)	124,853
Property, plant and equipment	(18,987)	19,074	19,079
Investment in associates and joint ventures	0	0	0
Other reportable assets	54,089	27,341	23,900
Reportable assets	782,961	1,061,289	1,158,752
Investment and trading properties	747,859	1,014,874	1,115,773
Operations Center in Argentina [Member] | Hotels [Member]
Statement [Line Items]
Revenues	61,569	55,596	34,441
Costs	28,939	28,296	19,808
Gross profit / (loss)	32,630	27,300	14,633
Net (loss) / gain from fair value adjustment of investment properties	0	0	0
General and administrative expenses	(9,342)	(12,168)	(5,847)
Selling expenses	4,205	3,819	2,723
Other operating results, net	(1,131)	(531)	(473)
Profit / (loss) from operations	17,952	10,782	5,590
Share of loss of associates and joint ventures	0	0	0
Segment profit / (loss)	17,952	10,782	5,590
Property, plant and equipment	30,701	34,296	35,554
Investment in associates and joint ventures	0	0	0
Other reportable assets	680	739	481
Reportable assets	31,381	35,035	36,035
Investment and trading properties	0	0	0
Operations Center in Argentina 1 [Member] | Other [Member]
Statement [Line Items]
Revenues	3,842	3,474	1,378
Costs	2,712	2,772	4,069
Gross profit / (loss)	1,130	702	(2,691)
Net (loss) / gain from fair value adjustment of investment properties	(289)	(420)	481
General and administrative expenses	(9,631)	(22,942)	(2,691)
Selling expenses	863	431	441
Other operating results, net	825	(20,817)	2,403
Profit / (loss) from operations	(8,828)	(43,908)	(2,939)
Share of loss of associates and joint ventures	33,760	14,449	3,732
Segment profit / (loss)	24,932	(29,459)	793
Property, plant and equipment	2,261	2,987	3,444
Investment in associates and joint ventures	3,001	3,258	8,586
Other reportable assets	124,373	106,622	92,733
Reportable assets	2,123	2,200	2,211
Investment and trading properties	$ 131,758	$ 115,067	$ 106,974